OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 58.6%
Aerospace & Defense: 5.0%
27,055	Airbus SE - ADR	$977,768
20,890	L3Harris Technologies, Inc.	4,089,635
82,305	Safran SA - ADR	3,229,648
		8,297,051

Chemicals: 3.5%
6,870	Air Products & Chemicals, Inc.	2,057,771
26,795	International Flavors & Fragrances, Inc.	2,132,614
4,460	Linde PLC	1,699,617
		5,890,002

Commercial Services & Supplies: 2.1%
23,980	Waste Connections, Inc.	3,427,461

Consumer Staples Distribution & Retail: 5.7%
18,375	Dollar General Corp.	3,119,708
7,928	Southeastern Grocers, Inc. [1,2]	176,398
40,875	Sysco Corp.	3,032,925
24,390	Target Corp.	3,217,041
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,6]	1,721
		9,547,793

Electrical Equipment: 1.8%
18,455	AMETEK, Inc.	2,987,496

Financial Services: 2.1%
15,040	Visa, Inc. - Class A	3,571,699

Ground Transportation: 3.3%
8,836	Old Dominion Freight Line, Inc.	3,267,111
10,970	Union Pacific Corp.	2,244,681
		5,511,792

Health Care Equipment & Supplies: 2.7%
10,800	Becton Dickinson & Co.	2,851,308
6,820	Teleflex, Inc.	1,650,645
		4,501,953

Industrial REITS: 2.0%
18,795	EastGroup Properties, Inc.	3,262,812

Insurance: 3.1%
33,070	Brown & Brown, Inc.	2,276,539
21,630	The Progressive Corp.	2,863,163
		5,139,702

Interactive Media & Services: 2.4%
32,910	Alphabet, Inc. - Class C [2]	3,981,123

IT Services: 1.5%
8,142	Accenture PLC - Class A	2,512,458

Life Sciences Tools & Services: 2.7%
15,410	Agilent Technologies, Inc.	1,853,053
10,730	Danaher Corp.	2,575,200
		4,428,253

Metals & Mining: 0.3%
10	Real Alloy Holding, Inc. [1,2]	533,680

Pharmaceuticals: 4.3%
28,005	Johnson & Johnson	4,635,387
24,480	Novartis AG - ADR	2,470,277
		7,105,664

Semiconductors & Semiconductor Equipment: 7.0%
21,514	Advanced Micro Devices, Inc. [2]	2,450,660
27,030	Analog Devices, Inc.	5,265,714
14,880	Applied Materials, Inc.	2,150,755
29,255	Micron Technology, Inc.	1,846,283
		11,713,412

Software: 6.2%
30,363	Microsoft Corp.	10,339,816

Specialized REITS: 1.5%
25,595	Lamar Advertising Co. - Class A	2,540,304

Specialty Retail: 1.4%
21,175	Ross Stores, Inc.	2,374,353

Total Common Stocks
(Cost $66,130,410)		97,666,824

Convertible Preferred Stocks: 0.5%
Ground Transportation: 0.5%
10,000	Daseke, Inc., 7.625% [1,7]	915,680

Total Convertible Preferred Stocks
(Cost $1,000,000)		915,680

Partnerships & Trusts: 1.8%
Oil, Gas & Consumable Fuels: 1.8%
111,810	Enterprise Products Partners L.P.	2,946,194

Total Partnerships & Trusts
(Cost $2,840,959)		2,946,194

Principal Amount
Bonds: 24.0%
Corporate Bonds: 22.0%
Automobile Components: 1.6%
	Adient Global Holdings Ltd.
$ 350,000	7.000%, 04/15/2028	354,156
	American Axle & Manufacturing, Inc.
179,000	6.250%, 03/15/2026	174,286
	The Goodyear Tire & Rubber Co.
750,000	9.500%, 05/31/2025	767,614
500,000	5.000%, 07/15/2029	451,524
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	484,200
	Real Hero Merger Sub 2, Inc.
600,000	6.250%, 02/01/2029	492,666
		2,724,446
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	582,150

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029	257,381

Building Products: 0.3%
	Griffon Corp.
500,000	5.750%, 03/01/2028	468,207

Capital Markets: 1.0%
	Ares Capital Corp.
500,000	4.200%, 06/10/2024	488,194
	Macquarie Airfinance Holdings Ltd.
500,000	8.375%, 05/01/2028	506,765
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	717,266
		1,712,225
Chemicals: 0.3%
	Consolidated Energy Finance SA
500,000	5.625%, 10/15/2028	426,235

Commercial Services & Supplies: 0.6%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	212,451
250,000	4.750%, 06/15/2029	228,715
	Pitney Bowes, Inc.
750,000	7.250%, 03/15/2029	495,128
		936,294
Computers & Peripherals: 0.3%
	CPI Acquisition, Inc.
468,000	8.625%, 03/15/2026	451,089

Construction & Engineering: 1.2%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029	408,079
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029	292,646
	New Enterprise Stone & Lime Co., Inc.
500,000	5.250%, 07/15/2028	455,728
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	830,604
		1,987,057
Consumer Finance: 1.3%
	Ally Financial, Inc.
500,000	1.450%, 10/02/2023	493,330
	Bread Financial Holdings, Inc.
750,000	7.000%, 01/15/2026	707,944
	FirstCash, Inc.
500,000	5.625%, 01/01/2030	452,370
	OneMain Finance Corp.
500,000	8.250%, 10/01/2023	502,998
		2,156,642
Consumer Staples Distribution & Retail: 1.4%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	385,528
	KeHE Distributors LLC / KeHE Finance Corp.
612,000	8.625%, 10/15/2026	615,862
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029	445,735
	United Natural Foods, Inc.
625,000	6.750%, 10/15/2028	518,828
	US Foods, Inc.
470,000	4.750%, 02/15/2029	430,727
		2,396,680
Containers & Packaging: 0.3%
	Owens-Brockway Glass Container, Inc.
454,000	5.875%, 08/15/2023	454,397

Discontinued: 0.4%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	232,870
	United Wholesale Mortgage LLC
320,000	5.500%, 11/15/2025	304,887
180,000	5.500%, 04/15/2029	154,528
		692,285
Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
500,000	4.250%, 05/15/2029	430,810

Diversified Telecommunication Services: 0.2%
	Level 3 Financing, Inc.
275,000	10.500%, 05/15/2030	279,295

Electrical Equipment: 0.1%
	GrafTech Global Enterprises, Inc.
250,000	9.875%, 12/15/2028	248,438

Financial Services: 0.4%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028	230,274
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	473,027
		703,301
Food Products: 0.2%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
500,000	4.625%, 03/01/2029	401,637

Ground Transportation: 0.3%
	XPO Escrow Sub LLC
500,000	7.500%, 11/15/2027	511,365

Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029	207,815

Hotels, Restaurants & Leisure: 1.2%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025	98,657
390,000	6.375%, 05/01/2025	389,960
	Carnival Corp.
500,000	5.750%, 03/01/2027	460,783
250,000	6.000%, 05/01/2029	223,434
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029	494,460
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
500,000	7.000%, 08/15/2028	324,200
		1,991,494
Household Durables: 0.6%
	Empire Communities Corp.
500,000	7.000%, 12/15/2025	472,950
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	464,415
		937,365
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.250%, 05/15/2026	455,512

IT Services: 0.5%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029	490,710
	Unisys Corp.
500,000	6.875%, 11/01/2027	360,675
		851,385
Machinery: 1.0%
	The Manitowoc Co., Inc.
1,000,000	9.000%, 04/01/2026	996,030
	Wabash National Corp.
750,000	4.500%, 10/15/2028	651,276
		1,647,306
Media: 0.4%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	634,644

Metals & Mining: 1.0%
	Century Aluminum Co.
335,000	7.500%, 04/01/2028	317,336
	Coeur Mining, Inc.
600,000	5.125%, 02/15/2029	495,636
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	495,985
	SunCoke Energy, Inc.
500,000	4.875%, 06/30/2029	420,502
		1,729,459
Mortgage Real Estate Investment Trusts - REITS: 0.9%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	6.000%, 04/15/2025	493,855
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
500,000	6.375%, 02/01/2027	465,806
	Starwood Property Trust, Inc.
500,000	5.500%, 11/01/2023	496,212
		1,455,873
Oil, Gas & Consumable Fuels: 0.9%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
160,000	11.000%, 04/15/2025	165,722
250,000	9.750%, 07/15/2028	246,163
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	428,561
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	485,851
	NGL Energy Operating LLC / NGL Energy Finance Corp.
250,000	7.500%, 02/01/2026	246,493
		1,572,790
Passenger Airlines: 0.8%
	Allegiant Travel Co.
500,000	7.250%, 08/15/2027	498,660
	American Airlines, Inc.
600,000	11.750%, 07/15/2025	658,430
	Delta Air Lines, Inc.
250,000	2.900%, 10/28/2024	240,219
		1,397,309
Pharmaceuticals: 0.6%
	Bayer US Finance II LLC
1,000,000	3.875%, 12/15/2023	990,525

Software: 0.7%
	GGAM Finance Ltd.
500,000	7.750%, 05/15/2026	502,335
	NCR Corp.
450,000	5.750%, 09/01/2027	450,491
250,000	5.000%, 10/01/2028	223,353
		1,176,179
Specialty Retail: 0.8%
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	440,495
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029	419,234
	Upbound Group, Inc.
600,000	6.375%, 02/15/2029	533,085
		1,392,814
Trading Companies & Distributors: 1.2%
	Aircastle Ltd.
250,000	4.125%, 05/01/2024	243,330
	Avation Capital SA
458,507	8.250% Cash or 9.000% PIK, 10/31/2026 [3]	399,613
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027	443,215
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	479,939
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	252,841
250,000	7.250%, 06/15/2028	255,244
		2,074,182
Transportation Infrastructure: 0.2%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028	361,920

Total Corporate Bonds
(Cost $39,841,917)		36,696,506

Convertible Bonds: 1.7%
Automobiles: 0.2%
	Ford Motor Co.
250,000	N/A%, 03/15/2026 [4]	275,125

Consumer Finance: 0.5%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	231,171
250,000	3.750%, 12/15/2029	247,201
	LendingTree, Inc.
500,000	0.500%, 07/15/2025	390,000
		868,372
Health Care Equipment & Supplies: 0.1%
	Haemonetics Corp.
250,000	N/A%, 03/01/2026 [4]	213,974

IT Services: 0.3%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026	457,262

Machinery: 0.2%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	238,375

Passenger Airlines: 0.1%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	230,050

Pharmaceuticals: 0.2%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	357,437

Software: 0.2%
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	258,750

Total Convertible Bonds
(Cost $3,085,548)		2,899,345

Private Mortgage Backed Obligations: 0.2%
Financial Services: 0.2%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [1,9]	312,235

Total Private Mortgage Backed Obligations
(Cost $642,000)		312,235

Total Bonds
(Cost $43,569,465)		39,908,086

Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0% [8]
8,750	Avation PLC, (Expiration Date 10/31/2026, Exercise Price 114.5 GBP) [2]	3,612
Total Warrants
(Cost $–)		3,612

Short-Term Investments: 14.8%
Commercial Paper: 7.8%
Automobiles: 1.2%
	General Motors Financial Co., Inc.
1,000,000	5.556%, 07/13/2023 [10]	998,018
	Harley-Davidson, Inc.
1,000,000	5.880%, 07/13/2023 [10]	998,057
		1,996,075
Automobile Components: 0.6%
	Magna International, Inc.
1,000,000	5.653%, 07/17/2023 [10]	997,503

Chemicals: 1.2%
	FMC Corp.
1,000,000	5.928%, 07/20/2023 [10]	996,720
	Nutrien LTD
1,000,000	5.609%, 07/11/2023 [10]	998,387
		1,995,107
Consumer Staples Distribution & Retail: 1.2%
	Alimentation Couche-Tard, Inc.
1,000,000	5.537%, 07/20/2023 [10]	997,004
	Walgreens Boots Alliance, Inc.
1,000,000	6.035%, 07/06/2023 [10]	999,044
		1,996,048
Electronic Equipment, Instruments & Components: 0.6%
	Jabil, Inc.
1,000,000	5.982%, 07/14/2023 [10]	997,778

Financial Services: 0.6%
	Global Payments, Inc.
1,000,000	5.959.%, 07/26/2023 [10]	995,767

Hotels, Restaurants & Leisure: 0.6%
	Marriott International, Inc.
1,000,000	5.663%, 07/28/2023 [10]	995,771

Insurance: 0.6%
	AON Corp.
1,000,000	5.648%, 07/20/2023 [10]	997,070

Machinery: 0.6%
	Parker-Hannifin Corp.
1,000,000	5.613%, 08/22/2023 [10]	991,714

Metals & Mining: 0.6%
	Glencore Funding LLC
1,000,000	5.671%, 07/18/2023 [10]	997,312

Total Commercial Paper
(Cost $12,961,578)		12,960,145

Shares
Money Market Funds: 7.1%
11,758,240	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.000% [5]	11,758,240

Total Money Market Funds
(Cost $11,758,240)		11,758,240

Total Short-Term Investments
(Cost $24,719,818)		24,718,385

Total Investments in Securities: 99.7%
(Cost $138,260,652)		166,158,781
Other Assets in Excess of Liabilities: 0.3%		449,890
Total Net Assets: 100.0%		$166,608,671

ADR -	American Depositary Receipt
GBP -	Great Britain Pound
PIK -	Payment-in-Kind
USD -	United States Dollar
[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2023.
[4]	Zero Coupon Security.
[5]	Annualized seven-day effective yield as of June 30, 2023.
[6]	Not a readily marketable security.
[7]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Security considered restricted. As of June 30, 2023, the value of the restricted securities was $312,235 or 0.2% of net assets.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Growth & Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$96,955,025	$–	$711,799	$97,666,824
Convertible Preferred Stocks [1,2]	–	–	915,680	915,680
Partnerships & Trusts [1]	2,946,194	–	–	2,946,194
Corporate Bonds [1]	–	36,696,506	–	36,696,506
Convertible Bonds [1]	–	2,899,345	–	2,899,345
Private Mortgage Backed Obligations [1,2]	–	–	312,235	312,235
Warrants [1]	3,612	–	–	3,612
Short-Term Investments	11,758,240	12,960,145	–	24,718,385
Total Assets:	$111,663,071	$52,555,996	$1,939,714	$166,158,781

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2023	$1,126,533	$949,240	$312,128	$2,387,901
Acquisitions	-	-	-	-
Dispositions	(280,000)	-	-	(280,000)
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	(34,075)	-	-	(34,075)
Change in unrealized appreciation/depreciation	(100,659)	(33,560)	107	(134,112)
Transfer in and/or out of Level 3	-	-	-	-
Balance as of June 30, 2023	$711,799	$915,680	$312,235	$1,939,714

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2023	$(100,659)	$(33,560)	$107	$(134,112)

[1] Transfer made out of Level 3 due to security being paid off and no longer held.
Type of Security	Fair Value at 6/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.2500
	$711,799	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$915,680	Convertible Valuation Model	Adjustment to yield	200 bps
Private Mortgage Backed Obligations	$312,235	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.